CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 990,738	$ 4,393,299	$ 1,153,941
Accounts receivable, net	1,168,970	898,934	116,963
Due from related parties	0	34,868	0
Prepaid expenses	281,399	53,732	12,550
Inventories	401,884	268,191	58,719
Total current assets	2,842,991	5,649,024	1,342,173
Property, Plant and Equipment
Machinery and equipment	3,901,137	3,719,344	756,047
Leasehold improvements	7,641	7,641	0
Accumulated depreciation	(409,276)	(328,803)	(70,641)
	3,499,502	3,398,182	685,406
Construction in process	3,718,097	2,117,001	0
Total property, plant and equipment	7,217,599	5,515,183	685,406
Other Assets
Deposits	0	80,708	0
Goodwill	835,295	779,303	159,484
Other intangibles, net	3,619,732	3,673,190	3,500,000
Total other assets, net	4,455,027	4,533,201	3,659,484
Total assets	14,515,617	15,697,408	5,687,063
Current Liabilities
Accounts payable and accrued expenses	711,673	1,271,674	184,134
Due to related parties	540,001	582,682	470,443
Accrued interest	0	0	616,462
Convertible note payable	0	0	1,000,000
Note payable	6,602	6,504	0
Capital lease obligation, related party	291,830	285,363	0
Total current liabilities	1,550,106	2,146,223	2,271,039
Non-Current Liabilities
Note payable	8,191	9,877	0
Capital lease obligation, related party	1,114,148	1,189,574	0
Total non-current liabilities	1,122,339	1,199,451	0
Total liabilities	2,672,445	3,345,674	2,271,039
Commitments and contingencies
Mandatorily redeemable Series AA convertible preferred stock, 2,342,740 shares issues and outstanding	0	1,171,375	0
Stockholders' Equity
Preferred stock: 40,000,000 shares authorized; $0.0001 par value; 2,342,740 Series AA (above) issued and outstanding as of December 31, 2013 and none issued and outstanding as of December 31, 2012	0	0	0
Common stock: 300,000,000 shares authorized; $0.0001 par value; 48,834,916 and 36,149,985 shares issued and outstanding as of December 31, 2013 and 2012, respectively and 51,874,035 and 48,834,916 shares issued and outstanding as of March 31, 2014	5,187	4,884	3,615
Additional paid-in capital	28,639,958	24,541,809	12,765,616
Accumulated deficit	(16,801,973)	(13,366,334)	(9,353,207)
Total stockholders' equity	11,843,172	11,180,359	3,416,024
Total liabilities, mezzanine, and stockholders' equity	$ 14,515,617	$ 15,697,408	$ 5,687,063